EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE
14.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Years Ended December 31,
	2017	2018	2019
Net income attributable to ordinary shareholders — basic	1,228	716	1,769
Eliminate the dilutive effect of interest expense of convertible senior notes	5	40	40

Net income attributable to ordinary shareholders — diluted	1,233	756	1,809

Weighted average ordinary shares outstanding — basic	279,272,140	281,717,485	284,305,138
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	12,202,369	11,463,212	9,397,527
Dilutive effect of convertible senior notes	1,599,469	10,425,112	10,607,225
Weighted average ordinary shares outstanding — diluted	293,073,978	303,605,809	304,309,890

Basic earnings per share	4.40	2.54	6.22

Diluted earnings per share	4.21	2.49	5.94

For the years ended December 31, 2017, 2018 and 2019, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Years Ended December 31,
	2017	2018	2019
Outstanding employee options and nonvested restricted stocks	—	530,009	—